Debentures (Details 1) - ILS (₪) ₪ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Short-term Borrowings	₪ 21,297	₪ 29,366
Year 1 [Member]
Disclosure of detailed information about borrowings [line items]
Short-term Borrowings	1,265
Year 2 [Member]
Disclosure of detailed information about borrowings [line items]
Short-term Borrowings	1,489
Year 3 [Member]
Disclosure of detailed information about borrowings [line items]
Short-term Borrowings	4,632
Year 4 [Member]
Disclosure of detailed information about borrowings [line items]
Short-term Borrowings	1,499
Year 5 [Member]
Disclosure of detailed information about borrowings [line items]
Short-term Borrowings	4,067
Year 6 and thereafter [Member]
Disclosure of detailed information about borrowings [line items]
Short-term Borrowings	8,345
NIS linked to Israeli CPI [Member]
Disclosure of detailed information about borrowings [line items]
Short-term Borrowings	10,051
NIS linked to Israeli CPI [Member] | Year 1 [Member]
Disclosure of detailed information about borrowings [line items]
Short-term Borrowings	1,265
NIS linked to Israeli CPI [Member] | Year 2 [Member]
Disclosure of detailed information about borrowings [line items]
Short-term Borrowings	1,489
NIS linked to Israeli CPI [Member] | Year 3 [Member]
Disclosure of detailed information about borrowings [line items]
Short-term Borrowings	1,158
NIS linked to Israeli CPI [Member] | Year 4 [Member]
Disclosure of detailed information about borrowings [line items]
Short-term Borrowings	975
NIS linked to Israeli CPI [Member] | Year 5 [Member]
Disclosure of detailed information about borrowings [line items]
Short-term Borrowings	711
NIS linked to Israeli CPI [Member] | Year 6 and thereafter [Member]
Disclosure of detailed information about borrowings [line items]
Short-term Borrowings	4,453
Euro [Member]
Disclosure of detailed information about borrowings [line items]
Short-term Borrowings	9,716
Euro [Member] | Year 1 [Member]
Disclosure of detailed information about borrowings [line items]
Short-term Borrowings
Euro [Member] | Year 2 [Member]
Disclosure of detailed information about borrowings [line items]
Short-term Borrowings
Euro [Member] | Year 3 [Member]
Disclosure of detailed information about borrowings [line items]
Short-term Borrowings	3,474
Euro [Member] | Year 4 [Member]
Disclosure of detailed information about borrowings [line items]
Short-term Borrowings
Euro [Member] | Year 5 [Member]
Disclosure of detailed information about borrowings [line items]
Short-term Borrowings	3,356
Euro [Member] | Year 6 and thereafter [Member]
Disclosure of detailed information about borrowings [line items]
Short-term Borrowings	2,886
Norwegian Krone [Member]
Disclosure of detailed information about borrowings [line items]
Short-term Borrowings	1,530
Norwegian Krone [Member] | Year 1 [Member]
Disclosure of detailed information about borrowings [line items]
Short-term Borrowings
Norwegian Krone [Member] | Year 2 [Member]
Disclosure of detailed information about borrowings [line items]
Short-term Borrowings
Norwegian Krone [Member] | Year 3 [Member]
Disclosure of detailed information about borrowings [line items]
Short-term Borrowings
Norwegian Krone [Member] | Year 4 [Member]
Disclosure of detailed information about borrowings [line items]
Short-term Borrowings	524
Norwegian Krone [Member] | Year 5 [Member]
Disclosure of detailed information about borrowings [line items]
Short-term Borrowings
Norwegian Krone [Member] | Year 6 and thereafter [Member]
Disclosure of detailed information about borrowings [line items]
Short-term Borrowings	₪ 1,006